Non-current assets held for sale	6 Months Ended
Jun. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non-current assets held for sale	Non-current assets held for sale
The detail, by nature, of Grupo Santander’s non-current assets held for sale at 30 June 2024 and 31 December 2023 is as follows presented by nature:

	EUR million
	30-06-2024	31-12-2023
Tangible assets	2,892	2,991
Of which:
Foreclosed assets	2,668	2,773
Of which: Property assets in Spain	2,037	2,138
Other tangible assets held for sale	224	218
Other assets	23	23
	2,915	3,014
The balance of the provisions at 30 June 2024 is EUR 2,784 million (EUR 2,956 million at 31 December 2023). The charges recorded in the first six months of 2024 and 2023 amounted to EUR 80 million and EUR 63 million, respectively, and the recoveries undergone during those periods amount to EUR 25 million and EUR 16 million, respectively.